CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (8,749)	$ (7,256)	$ (40,118)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,268	2,108	4,490
Provision for doubtful accounts	655	703	1,566
Forgiveness of amounts due from Vimicro Qingdao		1,186
Inventory provision	1,048	1,050	(1,264)
Amortization	368	397	655
Deferred income tax benefit	586	(129)	(473)
Share-based compensation expenses	1,808	2,074	2,421
(Gain)/Loss from disposal of property and equipment	6	32	(11)
Gain on disposal of subsidiary and equity interest	(6)	(1,472)
Asset impairment		1,448	6,599
Gain on sale of marketable equity securities			(1,517)
Equity in (gain)/loss of an equity investee, net of tax	(1,372)	87
Unrealized profits on downstream transactions between the Group and its equity investee	1,976
Loss from discontinued operations		740	205
Changes in assets and liabilities:
Restricted cash	1,996	1,412	1,438
Accounts and notes receivable	(464)	(7,968)	(656)
Amounts due from related parties	(20,328)	(1,142)	621
Inventories	(4,236)	3,527	(3,789)
Prepayments and other current assets	(2,915)	(2,014)	(10)
Other assets	(209)
Deferred tax liabilities	(9)
Accounts payable	14,199	(31)	1,903
Amounts due to related parties	2,575	1,221	(3,886)
Notes payable		(662)	983
Taxes payable	4,558	1,020	208
Advances from customers	1,195	790	1,625
Accrued expenses and other current liabilities	(4,812)	3,191	720
Product warranty	584	223	158
Deferred government grants	(4,528)	6,566	1,360
Net cash (used in)/provided by operating activities	(14,806)	7,101	(26,772)
Cash flows from investing activities:
Maturity of short-term time deposits			12,380
Proceeds from disposal of marketable equity securities			1,585
Purchase of property, equipment and software	(9,947)	(8,518)	(11,685)
Purchase of noncurrent assets	(479)
Payment for performance guarantee with respect to construction activity	(291)
Investments in unconsolidated affiliates, at cost			(1,422)
Investment in an equity investee	(468)	(4,275)
Proceeds from disposal of property and equipment	2	12	24
Proceeds from disposal of assets in discontinued operations	2,900		4,426
Proceeds from sale of equity interest in discontinued operations			1,734
Proceeds from disposal of equity interest, net of cash disposed	(1,481)	10,410
Proceeds from sales deposit of properties	3,280
Net cash provided by/(used in) investing activities	(6,484)	(2,371)	7,042
Cash flows from financing activities:
Proceeds from long-term bank loans	8,348	4,773
Changes in restricted cash	(1,181)	(547)
Repurchase of shares	(6,638)	(7,396)	(2,654)
Proceeds from exercise of share options	122	64
Proceeds from interest-free government loan		4,772
Capital contributions from noncontrolling interests			718
Net cash (used in) / provided by financing activities	651	1,666	(1,936)
Effect of exchange rate changes on cash and cash equivalents	976	(91)	1,402
Net (decrease)/increase in cash and cash equivalents	(19,663)	6,305	(20,264)
Cash and cash equivalents at beginning of year	55,532	49,227	69,491
Cash and cash equivalents at end of year	35,869	55,532	49,227
Supplemental disclosure of cash flow information:
Payable for purchase of property and equipment	(3,422)		805
Cash paid during the year for:
Interest paid	800	256
VMF Shanghai
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on disposal of subsidiary and equity interest		$ (1,133)